CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Real estate investments, at cost:
Land	$ 210,064	$ 209,284
Buildings, fixtures and improvements	1,970,133	2,006,745
Construction in progress	85,960	80,598
Acquired intangible assets	263,447	256,452
Total real estate investments, at cost	2,529,604	2,553,079
Less: accumulated depreciation and amortization	(421,532)	(381,909)
Total real estate investments, net	2,108,072	2,171,170
Cash and cash equivalents	52,425	77,264
Restricted cash	19,160	14,094
Assets held for sale	70,674	52,397
Derivative assets, at fair value	0	4,633
Straight-line rent receivable, net	20,362	17,351
Prepaid expenses and other assets (including $257 and $154 due from related parties as of September 31, 2019 and December 31, 2018, respectively)	46,745	28,785
Deferred costs, net	13,087	11,752
Total assets	2,330,525	2,377,446
LIABILITIES AND EQUITY
Mortgage notes payable, net	436,715	462,839
Long-term line of credit	667,989	602,622
Market lease intangible liabilities, net	12,449	17,104
Derivative liabilities, at fair value	8,933	0
Accounts payable and accrued expenses (including $474 and $764 due to related parties as of September 30, 2019 and December 31, 2018, respectively)	53,159	40,298
Deferred rent	8,013	7,011
Distributions payable	6,530	6,638
Total liabilities	1,193,788	1,136,512
Stockholders’ Equity
Preferred stock, $0.01 par value, 50,000,000 authorized, none issued and outstanding as of September 30, 2019 and December 31, 2018	0	0
Common stock, $0.01 par value, 300,000,000 shares authorized, 92,430,992 and 91,963,532 shares of common stock issued and outstanding as of September 30, 2019 and December 31, 2018, respectively	924	919
Additional paid-in capital	2,041,993	2,031,967
Accumulated other comprehensive (loss) income	(8,933)	4,582
Distributions in excess of accumulated earnings	(903,083)	(804,331)
Total stockholders’ equity	1,130,901	1,233,137
Non-controlling interests	5,836	7,797
Total equity	1,136,737	1,240,934
Total liabilities and equity	2,330,525	2,377,446
Revolving Credit Facility
LIABILITIES AND EQUITY
Long-term line of credit	163,618	243,300
Term Loan
LIABILITIES AND EQUITY
Long-term line of credit	145,049	0
Fannie Mae Master Credit Facility
LIABILITIES AND EQUITY
Long-term line of credit	$ 359,322	$ 359,322